Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

	2024 £’000	2023 £’000 (Restated) (1)
Trade receivables	£149,855	£143,336
Prepayments	11,499	11,055
Accrued income	14,194	13,160
Research and development tax credit	4,884	3,013
Grant receivable	4,892	2,877
Other receivables	8,349	6,109
Total trade and other receivables	£193,673	£179,550
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).
The following table presents the trade receivables and accrued income ageing intervals and the allocation of the expected credit loss allowance as of 30 June 2024 and 30 June 2023:

	2024 £’000		2023 £’000 (Restated) (1)
	Trade receivables and accrued income - gross	Expected credit loss allowance	Trade receivables and accrued income - gross	Expected credit loss allowance
Current	137,482	(66)	136,229	(248)
1 - 30 days overdue	11,759	(1)	8,032	(147)
31 - 60 days overdue	9,045	(126)	6,532	(104)
61 - 90 days overdue	2,605	(87)	2,447	(71)
Over 90 days overdue	6,222	(2,784)	7,750	(3,924)
Total	167,113	(3,064)	160,990	(4,494)

The gross and net amounts of trade receivables and accrued income were as follows:

	2024 £’000	2023 £’000 (Restated) (1)
Trade receivables - gross	£152,919	£147,830
Expected credit loss allowance	(3,064)	(4,494)
Trade receivables - net	£149,855	£143,336
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).

	2024 £’000	2023 £’000
Accrued income - gross	£14,194	£13,160
Expected credit loss allowance	—	—
Accrued income - net	£14,194	£13,160
Movements in the expected credit loss allowance were as follows:

	2024 £’000	2023 £’000
As at 1 July	£4,494	£4,023
Provided in the year	2,570	6,181
Released in the year	(2,228)	(5,249)
Utilised in the year	(1,665)	(301)
Effect of foreign exchange translations	(107)	(160)
As at 30 June	£3,064	£4,494